June 9, 2009

DREYFUS PREMIER INVESTMENT FUNDS, INC. - DREYFUS INTERNATIONAL GROWTH FUND

Supplement to Prospectus dated March 1, 2009

     The Board of Directors of Dreyfus Premier Investment Funds, Inc. has approved the liquidation of Dreyfus International Growth Fund (the “Fund”), effective on or about August 12, 2009 (the “Liquidation Date”). Accordingly, effective on or about July 9, 2009, no new or subsequent investments in the Fund will be permitted, except that participants in group retirement plans (and their successor plans) will continue to be able to invest in the Fund, if the Fund was established as an investment option under the plans before July 9, 2009.

     Effective on or about June 22, 2009, the contingent deferred sales charge applicable to redemptions of Class B and Class C shares and certain Class A shares of the Fund will be waived on any redemption of such Fund shares. In addition, the Fund’s redemption fee will be waived on any redemption or exchange of Fund shares effective on or about June 22, 2009.

     Fund shares held on the Liquidation Date in Dreyfus-sponsored Individual Retirement Accounts (“IRAs”) and Dreyfus-sponsored retirement plans will be exchanged for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. (the “Money Market Fund”) to avoid penalties that may be imposed on holders of IRAs and retirement plans under the Internal Revenue Code if their Fund shares were redeemed in cash. Investors may obtain a copy of the Prospectus of the Money Market Fund by calling 1-800-645-6561.

June 9, 2009

DREYFUS PREMIER INVESTMENT FUNDS, INC. - DREYFUS ENHANCED INCOME FUND

Supplement to Prospectus dated May 1, 2009

     The Board of Directors of Dreyfus Premier Investment Funds, Inc. has approved the liquidation of Dreyfus Enhanced Income Fund (the “Fund”), effective on or about August 12, 2009 (the “Liquidation Date”). Accordingly, effective on or about July 9, 2009, no new or subsequent investments in the Fund will be permitted, except that participants in group retirement plans (and their successor plans) will continue to be able to invest in the Fund, if the Fund was established as an investment option under the plans before July 9, 2009.

     Fund shares held on the Liquidation Date in Dreyfus-sponsored Individual Retirement Accounts (“IRAs”) and Dreyfus-sponsored retirement plans will be exchanged for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. (the “Money Market Fund”) to avoid penalties that may be imposed on holders of IRAs and retirement plans under the Internal Revenue Code if their Fund shares were redeemed in cash. Investors may obtain a copy of the Prospectus of the Money Market Fund by calling 1-800-645-6561.